INVESTMENTS (Details Narrative) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Investment portfolio maturity period	20 years
Flyhomes Inc [Member]
Minority equity interest	2.30%
Equity investment	$ 2,250